UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2015

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc. - Concentrated Growth Fund

Portfolio of Investments

March 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Information Technology - 24.1%
Electronic Equipment, Instruments & Components - 4.9%
Amphenol Corp.-Class A	174,327	$10,273,090

IT Services - 9.9%
Accenture PLC-Class A	67,546	6,328,385
MasterCard, Inc.-Class A	167,211	14,445,358

		20,773,743

Software - 4.5%
ANSYS, Inc. (a)	106,783	9,417,193

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	81,452	10,135,072

		50,599,098

Industrials - 21.5%
Aerospace & Defense - 6.0%
Precision Castparts Corp.	59,527	12,500,670

Electrical Equipment - 10.0%
AMETEK, Inc.	169,325	8,896,336
Sensata Technologies Holding NV (a)	211,812	12,168,599

		21,064,935

Professional Services - 5.5%
Verisk Analytics, Inc.-Class A (a)	162,604	11,609,925

		45,175,530

Health Care - 20.8%
Biotechnology - 3.7%
Celgene Corp. (a)	67,154	7,741,513

Health Care Equipment & Supplies - 5.7%
Abbott Laboratories	256,411	11,879,522

Life Sciences Tools & Services - 5.7%
Quintiles Transnational Holdings, Inc. (a)	179,758	12,038,393

Pharmaceuticals - 5.7%
Zoetis, Inc.	257,402	11,915,139

		43,574,567

Consumer Discretionary - 13.4%
Hotels, Restaurants & Leisure - 4.8%
Yum! Brands, Inc.	128,939	10,150,078

Textiles, Apparel & Luxury Goods - 8.6%
Ralph Lauren Corp.	62,920	8,273,980
VF Corp.	128,448	9,673,419

		17,947,399

		28,097,477

Materials - 6.9%
Chemicals - 6.9%
Ecolab, Inc.	127,222	14,551,652

Company	Shares	U.S. $ Value
Financials - 4.9%
Capital Markets - 4.9%
Charles Schwab Corp. (The)	334,697	$10,188,177

Consumer Staples - 3.7%
Household Products - 3.7%
Colgate-Palmolive Co.	112,655	7,811,498

Energy - 2.8%
Energy Equipment & Services - 2.8%
FMC Technologies, Inc. (a)	158,347	5,860,422

Total Common Stocks (cost $189,157,507)		205,858,421

SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.7%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.10% (b)(c) (cost $3,648,255)	3,648,255	3,648,255

Total Investments - 99.8% (cost $192,805,762) (d)		209,506,676
Other assets less liabilities - 0.2%		335,157

Net Assets - 100.0%		$209,841,833

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,788,918 and gross unrealized depreciation of investments was $(4,088,004), resulting in net unrealized appreciation of $16,700,914.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Cap Fund, Inc. - Concentrated Growth Fund

March 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$205,858,421		$	– 0	–	$	– 0	–	$205,858,421
Short-Term Investments	3,648,255			– 0	–		– 0	–	3,648,255

Total Investments in Securities	209,506,676			– 0	–		– 0	–	209,506,676
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$209,506,676		$	– 0	–	$	– 0	–	$209,506,676

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Cap Fund, Inc. - AB Emerging Markets Growth Portfolio

Portfolio of Investments

March 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 82.0%
Financials - 25.5%
Banks - 13.5%
Axis Bank Ltd. (GDR) (a)	1,970	$88,157
Banco Davivienda SA (Preference Shares)	4,967	48,333
Bank Mandiri Persero Tbk PT	58,000	55,313
China Construction Bank Corp.-Class H	98,000	81,212
Credicorp Ltd.	466	65,534
HDFC Bank Ltd. (ADR)	2,900	170,781
Industrial & Commercial Bank of China Ltd.-Class H	148,000	109,282
Kasikornbank PCL	6,900	48,517

		667,129

Diversified Financial Services - 1.8%
Cielo SA	3,400	48,674
Premium Leisure Corp.	1,147,000	37,467

		86,141

Insurance - 5.4%
AIA Group Ltd.	29,200	183,144
BB Seguridade Participacoes SA	8,000	82,217

		265,361

Real Estate Management & Development - 4.8%
Ayala Land, Inc.	110,200	94,724
Global Logistic Properties Ltd.	73,000	140,897

		235,621

		1,254,252

Consumer Discretionary - 23.0%
Diversified Consumer Services - 5.4%
Estacio Participacoes SA	11,800	68,547
Kroton Educacional SA	11,600	37,400
New Oriental Education & Technology Group, Inc. (ADR) (b)	1,145	25,385
TAL Education Group (ADR) (b)	4,112	136,601

		267,933

Hotels, Restaurants & Leisure - 4.1%
Galaxy Entertainment Group Ltd.	4,000	18,110
Melco International Development Ltd.	16,000	26,924
NagaCorp Ltd.	32,000	21,164
Yum! Brands, Inc.	1,701	133,903

		200,101

Internet & Catalog Retail - 1.8%
JD.com, Inc. (ADR) (b)	969	28,469
Vipshop Holdings Ltd. (ADR) (b)	2,037	59,970

		88,439

Media - 4.7%
Naspers Ltd.-Class N	1,279	196,187

Company	Shares	U.S. $ Value
Surya Citra Media Tbk PT	142,500	36,974

		233,161

Multiline Retail - 2.0%
Matahari Department Store Tbk PT	63,500	95,492

Textiles, Apparel & Luxury Goods - 5.0%
Cie Financiere Richemont SA	17,513	140,834
Eclat Textile Co., Ltd.	8,000	104,830

		245,664

		1,130,790

Information Technology - 15.2%
Electronic Equipment, Instruments & Components - 1.0%
Delta Electronics, Inc.	8,000	50,412

Internet Software & Services - 6.7%
Alibaba Group Holding Ltd. (ADR) (b)	429	35,710
Baidu, Inc. (Sponsored ADR) (b)	710	147,964
Tencent Holdings Ltd.	7,800	148,222

		331,896

Semiconductors & Semiconductor Equipment - 7.5%
SK Hynix, Inc.	2,294	93,702
Taiwan Semiconductor Manufacturing Co., Ltd.	59,000	274,206

		367,908

		750,216

Consumer Staples - 9.0%
Food & Staples Retailing - 4.8%
7-Eleven Malaysia Holdings Bhd	50,400	21,774
Lenta Ltd. (GDR) (a)(b)	8,334	64,172
Magnit PJSC (Sponsored GDR) (a)	1,683	85,650
Olam International Ltd.	43,000	62,058

		233,654

Food Products - 1.0%
Unilever PLC	560	23,365
Universal Robina Corp.	5,410	27,327

		50,692

Tobacco - 3.2%
British American Tobacco PLC	3,039	157,372

		441,718

Industrials - 4.5%
Construction & Engineering - 1.6%
Larsen & Toubro Ltd. (GDR) (a)	2,840	78,851

Industrial Conglomerates - 2.2%
Alliance Global Group, Inc.	88,100	52,115
SM Investments Corp.	2,830	56,913

		109,028

Company	Shares	U.S. $ Value
Professional Services - 0.7%
51job, Inc. (ADR) (b)	1,084	34,975

		222,854

Telecommunication Services - 2.0%
Wireless Telecommunication Services - 2.0%
Tower Bersama Infrastructure Tbk PT	135,500	98,192

Materials - 1.6%
Construction Materials - 1.6%
Cemex Latam Holdings SA (b)	5,844	30,344
Grasim Industries Ltd. (GDR) (a)	854	49,432

		79,776

Health Care - 1.2%
Pharmaceuticals - 1.2%
Aspen Pharmacare Holdings Ltd. (b)	1,930	60,981

Total Common Stocks (cost $4,133,294)		4,038,779

WARRANTS - 18.3%
Information Technology - 5.4%
IT Services - 4.8%
HCL Technologies Ltd., Macquarie Bank Ltd., expiring 9/09/16 (b)	6,880	108,586
Tata Consultancy Services Ltd., Macquarie Bank Ltd., expiring 12/12/16 (b)	3,080	126,623

		235,209

Internet Software & Services - 0.6%
Just Dial Ltd., Merrill Lynch Intl & Co., expiring 2/06/19 (b)	1,540	32,766

		267,975

Health Care - 4.8%
Pharmaceuticals - 4.8%
Lupin Ltd., Deutsche Bank AG London, expiring 2/20/17 (b)	3,560	114,344
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 7/27/18 (b)	7,580	124,284

		238,628

Financials - 4.5%
Thrifts & Mortgage Finance - 3.0%
Housing Development Finance Corp. Ltd., JPMorgan Structured Products, expiring 5/05/16 (a)(b)	6,980	147,514

Consumer Finance - 1.5%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 5/22/18 (b)	6,050	19,917

Company		Shares		U.S. $ Value
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/30/19 (b)		3,030		54,216

				74,133

				221,647

Consumer Discretionary - 1.5%
Textiles, Apparel & Luxury Goods - 1.5%
Titan Co., Ltd., JPMorgan Structured Products, expiring 8/24/16 (b)		11,670		73,277

Industrials - 1.1%
Construction & Engineering - 0.9%
IRB Infrastructure Developers Ltd., Deutsche Bank AG London, expiring 2/12/18 (a)(b)		11,240		44,124

Electrical Equipment - 0.2%
Amara Raja Batteries Ltd., Deutsche Bank AG London, expiring 3/14/18 (b)		650		8,713

				52,837

Consumer Staples - 1.0%
Tobacco - 1.0%
ITC Ltd., expiring 2/14/17 (a)(b)		9,290		48,553

Total Warrants (cost $847,607)				902,917

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 0.9%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.10% (c)(d) (cost $45,318)		45,318		45,318

		Principal Amount (000)
Time Deposits - 0.1%
BBH Grand Cayman
(0.198)%, 4/01/15	EUR	1		1,149
0.005%, 4/01/15	HKD	4		568
0.005%, 4/01/15	SGD	1		843
0.074%, 4/01/15	GBP	0	**	608
4.80%, 4/01/15	ZAR	14		1,139

Total Time Deposits (cost $4,438)				4,307

Total Short-Term Investments (cost $49,756)				49,625

Total Investments - 101.3% (cost $5,030,657) (e)				4,991,321
Other assets less liabilities - (1.3)%				(64,094)

Net Assets - 100.0%				$4,927,227

**	Principal amount less than 500
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the aggregate market value of these securities amounted to $606,453 or 12.3% of net assets.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	As of March 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $307,229 and gross unrealized depreciation of investments was $(346,565), resulting in net unrealized depreciation of $(39,336).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
SGD	-	Singapore Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company

Country Breakdown*

March 31, 2015 (unaudited)

25.8%	India
16.2%	China
8.6%	Taiwan
5.7%	Indonesia
5.4%	Philippines
5.2%	South Africa
4.7%	Brazil
4.6%	Hong Kong
4.1%	Singapore
3.6%	United Kingdom
3.0%	Russia
2.8%	Switzerland
2.7%	United States
6.6%	Other
1.0%	Short-Term

100.0%

*	All data are as of March 31, 2015. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.9% or less in the following countries: Cambodia, Colombia, Euro Zone Malaysia, Peru, South Korea and Thailand.

AB Emerging Markets Growth Portfolio

March 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2015:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$503,696		$750,556		$	– 0	–	$1,254,252
Consumer Discretionary	490,275		640,515			– 0	–	1,130,790
Information Technology	183,674		566,542			– 0	–	750,216
Consumer Staples	85,946		355,772			– 0	–	441,718
Industrials	34,975		187,879			– 0	–	222,854
Telecommunication Services	98,192		– 0	–		– 0	–	98,192
Materials	30,344		49,432			– 0	–	79,776
Health Care	– 0	–	60,981			– 0	–	60,981
Warrants	– 0	–	902,917			– 0	–	902,917
Short-Term Investments:
Investment Companies	45,318		– 0	–		– 0	–	45,318
Time Deposits	– 0	–	4,307			– 0	–	4,307

Total Investments in Securities	1,472,420		3,518,901			– 0	–	4,991,321
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total	$1,472,420		$3,518,901		$	– 0	–	$4,991,321

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Cap Fund, Inc. - AB Global Core Equity Portfolio

Portfolio of Investments

March 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Financials - 27.0%
Banks - 1.1%
DBS Group Holdings Ltd.	26,900	$398,869

Capital Markets - 1.9%
BlackRock, Inc.-Class A	916	335,110
T Rowe Price Group, Inc.	4,303	348,457

		683,567

Consumer Finance - 5.4%
American Express Co.	25,028	1,955,188

Diversified Financial Services - 16.6%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	171,400	599,340
Cielo SA	24,600	352,172
CME Group, Inc./IL-Class A	12,763	1,208,784
London Stock Exchange Group PLC	15,490	563,372
McGraw Hill Financial, Inc.	16,314	1,686,867
Moody’s Corp.	8,147	845,658
Singapore Exchange Ltd.	118,500	702,630

		5,958,823

Insurance - 2.0%
Arthur J Gallagher & Co.	7,653	357,778
Assurant, Inc.	5,850	359,248

		717,026

		9,713,473

Information Technology - 17.3%
Communications Equipment - 2.8%
Cisco Systems, Inc.	6,132	168,783
QUALCOMM, Inc.	12,151	842,551

		1,011,334

Internet Software & Services - 2.8%
carsales.com Ltd.	48,275	379,820
Google, Inc.-Class C (a)	1,110	608,280

		988,100

IT Services - 2.6%
Visa, Inc.-Class A	14,260	932,746

Software - 9.1%
Check Point Software Technologies Ltd. (a)	8,437	691,581
Microsoft Corp.	18,299	743,946
SAP SE	25,637	1,852,975

		3,288,502

		6,220,682

Health Care - 14.1%
Biotechnology - 1.8%
Gilead Sciences, Inc. (a)	6,481	635,980

Health Care Providers & Services - 8.4%
Anthem, Inc.	2,367	365,488

Company	Shares	U.S. $ Value
Cigna Corp.	2,720	$352,077
Express Scripts Holding Co. (a)	5,601	485,999
UnitedHealth Group, Inc.	15,444	1,826,871

		3,030,435

Pharmaceuticals - 3.9%
Johnson & Johnson	9,100	915,460
Novo Nordisk A/S-Class B	9,187	490,437

		1,405,897

		5,072,312

Industrials - 12.7%
Commercial Services & Supplies - 1.7%
Taiwan Secom Co., Ltd.	226,000	610,327

Electrical Equipment - 3.6%
ABB Ltd. (a)	43,978	932,950
Schneider Electric SE (Paris)	4,685	364,581

		1,297,531

Machinery - 4.8%
Dover Corp.	9,657	667,492
Kone Oyj-Class B	9,543	423,139
Parker-Hannifin Corp.	5,400	641,412

		1,732,043

Professional Services - 2.1%
Experian PLC	46,056	762,366

Road & Rail - 0.5%
DSV A/S	6,222	193,372

		4,595,639

Consumer Staples - 11.2%
Beverages - 4.3%
Ambev SA	48,300	279,217
Diageo PLC	46,498	1,284,941

		1,564,158

Food Products - 2.1%
Nestle SA	5,126	386,000
Unilever NV	8,575	358,329

		744,329

Household Products - 3.7%
Procter & Gamble Co. (The)	16,270	1,333,164

Personal Products - 1.1%
Estee Lauder Cos., Inc. (The)-Class A	4,761	395,925

		4,037,576

Consumer Discretionary - 7.7%
Hotels, Restaurants & Leisure - 1.4%
SJM Holdings Ltd.	376,000	491,084

Media - 3.2%
Markit Ltd. (a)	21,329	573,750

Company	Shares	U.S. $ Value
Omnicom Group, Inc.	7,340	$572,373

		1,146,123

Specialty Retail - 1.4%
GrandVision NV (a)(b)	9,534	224,455
SA SA International Holdings Ltd.	582,000	285,291

		509,746

Textiles, Apparel & Luxury Goods - 1.7%
HUGO BOSS AG	2,581	313,570
Samsonite International SA	89,400	312,240

		625,810

		2,772,763

Energy - 4.6%
Energy Equipment & Services - 1.5%
Amec Foster Wheeler PLC	39,540	528,911

Oil, Gas & Consumable Fuels - 3.1%
KazMunaiGas Exploration Production JSC (GDR) (b)	67,380	832,630
Lukoil OAO (London) (Sponsored ADR)	6,099	280,127

		1,112,757

		1,641,668

Utilities - 2.2%
Electric Utilities - 1.2%
Enersis SA (Sponsored ADR)	26,044	423,475

Water Utilities - 1.0%
Guangdong Investment Ltd.	288,000	379,162

		802,637

Materials - 1.7%
Chemicals - 0.8%
BASF SE	3,134	310,252

Metals & Mining - 0.9%
BHP Billiton PLC	14,301	313,840

		624,092

Total Common Stocks (cost $35,668,084)		35,480,842

SHORT-TERM INVESTMENTS - 2.5%
Investment Companies - 2.2%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (c)(d) (cost $806,740)	806,740	806,740

		Principal Amount (000)	U.S. $ Value
Time Deposits - 0.3%
BBH, Grand Cayman
(1.00)%, 4/01/15	CHF	5	$5,324
(0.198)%, 4/01/15	EUR	6	6,341
(0.10)%, 4/01/15	DKK	439	63,195
0.005%, 4/01/15	HKD	56	7,291
0.005%, 4/01/15	JPY	69	577
0.005%, 4/01/15	SGD	8	5,481
0.074%, 4/01/15	GBP	8	11,698
1.212%, 4/01/15	AUD	8	6,280

Total Time Deposits (cost $106,198)			106,187

Total Short-Term Investments (cost $912,938)			912,927

Total Investments - 101.0% (cost $36,581,022) (e)			36,393,769
Other assets less liabilities - (1.0)%			(353,381)

Net Assets - 100.0%			$36,040,388

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the aggregate market value of these securities amounted to $1,057,085 or 2.9% of net assets.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $456,900 and gross unrealized depreciation of investments was $(644,153), resulting in net unrealized depreciation of $(187,253).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SGD	-	Singapore Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company

Country Breakdown *

March 31, 2015 (unaudited)

53.5%	United States
9.6%	United Kingdom
6.8%	Germany
3.6%	Switzerland
3.4%	Brazil
3.0%	Singapore
2.3%	Kazakhstan
2.1%	Hong Kong
1.9%	Australia
1.9%	Israel
1.9%	Denmark
1.7%	Taiwan
1.2%	Chile
4.6%	Other
2.5%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2015. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: China, Finland, France, Netherlands and Russia.

AB Global Core Equity Portfolio

March 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2015:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$8,048,602		$1,664,871		$	– 0	–	$9,713,473
Information Technology	4,367,707		1,852,975			– 0	–	6,220,682
Health Care	4,581,875		490,437			– 0	–	5,072,312
Industrials	1,308,904		3,286,735			– 0	–	4,595,639
Consumer Staples	2,008,306		2,029,270			– 0	–	4,037,576
Consumer Discretionary	1,370,578		1,402,185			– 0	–	2,772,763
Energy	280,127		1,361,541			– 0	–	1,641,668
Utilities	423,475		379,162			– 0	–	802,637
Materials	– 0	–	624,092			– 0	–	624,092
Short-Term Investments:
Investment Companies	806,740		– 0	–		– 0	–	806,740
Time Deposits	– 0	–	106,187			– 0	–	106,187

Total Investments in Securities	23,196,314		13,197,455	†		– 0	–	36,393,769
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total	$23,196,314		$13,197,455		$	– 0	–	$36,393,769

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
†	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Select US Equity Portfolio

Portfolio of Investments

March 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.5%
Consumer Discretionary - 20.2%
Hotels, Restaurants & Leisure - 2.6%
Royal Caribbean Cruises Ltd.	39,287	$3,215,641
Wyndham Worldwide Corp.	65,362	5,913,300

		9,128,941

Household Durables - 2.2%
Lennar Corp.-Class A	66,162	3,427,853
Mohawk Industries, Inc. (a)	8,487	1,576,460
Toll Brothers, Inc. (a)	72,396	2,848,059

		7,852,372

Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	2,589	963,367
Priceline Group, Inc. (The) (a)	2,994	3,485,465

		4,448,832

Media - 8.0%
Comcast Corp.-Class A	70,979	4,008,184
Time Warner, Inc.	148,549	12,543,478
Walt Disney Co. (The)	114,000	11,957,460

		28,509,122

Multiline Retail - 2.7%
Dollar General Corp. (a)	90,774	6,842,544
Dollar Tree, Inc. (a)	34,329	2,785,627

		9,628,171

Specialty Retail - 3.5%
AutoNation, Inc. (a)	84,606	5,442,704
Home Depot, Inc. (The)	63,695	7,236,389

		12,679,093

		72,246,531

Financials - 18.5%
Banks - 8.6%
Citigroup, Inc.	97,309	5,013,360
JPMorgan Chase & Co.	35,604	2,156,890
US Bancorp/MN	148,538	6,486,654
Wells Fargo & Co.	312,812	17,016,973

		30,673,877

Capital Markets - 1.8%
Goldman Sachs Group, Inc. (The)	33,429	6,283,649

Consumer Finance - 1.2%
Capital One Financial Corp.	55,346	4,362,372

Diversified Financial Services - 3.7%
Berkshire Hathaway, Inc.-Class B (a)	44,189	6,377,356
McGraw Hill Financial, Inc.	66,675	6,894,195

		13,271,551

Company	Shares	U.S. $ Value
Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.	35,783	3,368,970
Crown Castle International Corp.	74,365	6,138,087

		9,507,057

Real Estate Management & Development - 0.6%
Realogy Holdings Corp. (a)	50,604	2,301,470

		66,399,976

Information Technology - 15.3%
Internet Software & Services - 5.4%
eBay, Inc. (a)	115,372	6,654,657
Facebook, Inc.-Class A (a)	33,978	2,793,501
Google, Inc.-Class C (a)	12,420	6,806,160
Yahoo!, Inc. (a)	68,131	3,027,401

		19,281,719

IT Services - 2.1%
Cognizant Technology Solutions Corp.-Class A (a)	82,453	5,144,243
Visa, Inc.-Class A	39,471	2,581,798

		7,726,041

Semiconductors & Semiconductor Equipment - 1.3%
Intel Corp.	62,660	1,959,378
NXP Semiconductors NV (a)	25,730	2,582,263

		4,541,641

Software - 0.8%
Electronic Arts, Inc. (a)	49,196	2,893,462

Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	110,522	13,752,253
EMC Corp./MA	142,865	3,651,629
Hewlett-Packard Co.	95,912	2,988,618

		20,392,500

		54,835,363

Health Care - 13.2%
Biotechnology - 1.4%
Celgene Corp. (a)	18,101	2,086,683
Gilead Sciences, Inc. (a)	29,935	2,937,522

		5,024,205

Health Care Equipment & Supplies - 3.0%
Medtronic PLC	139,269	10,861,589

Health Care Providers & Services - 3.2%
HCA Holdings, Inc. (a)	29,618	2,228,162
McKesson Corp.	40,669	9,199,328

		11,427,490

Pharmaceuticals - 5.6%
Actavis PLC (a)	52,179	15,529,514

Company	Shares	U.S. $ Value
Johnson & Johnson	44,614	4,488,168

		20,017,682

		47,330,966

Consumer Staples - 12.5%
Food & Staples Retailing - 9.4%
CVS Health Corp.	121,235	12,512,664
Kroger Co. (The)	227,528	17,442,297
Sysco Corp.	98,747	3,725,724

		33,680,685

Food Products - 2.8%
General Mills, Inc.	43,295	2,450,497
Kellogg Co.	66,038	4,355,206
Kraft Foods Group, Inc.	37,972	3,307,931

		10,113,634

Tobacco - 0.3%
Reynolds American, Inc.	15,012	1,034,477

		44,828,796

Industrials - 8.2%
Aerospace & Defense - 6.0%
Lockheed Martin Corp.	35,181	7,140,336
Northrop Grumman Corp.	38,998	6,277,118
United Technologies Corp.	69,938	8,196,733

		21,614,187

Airlines - 0.8%
Delta Air Lines, Inc.	61,106	2,747,326

Road & Rail - 1.4%
Union Pacific Corp.	47,619	5,157,614

		29,519,127

Energy - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp.	48,696	4,032,516
EOG Resources, Inc.	45,214	4,145,672
Marathon Petroleum Corp.	32,644	3,342,419
Occidental Petroleum Corp.	42,435	3,097,755

		14,618,362

Materials - 2.5%
Chemicals - 0.9%
Ecolab, Inc.	27,707	3,169,127

Containers & Packaging - 1.6%
Sealed Air Corp.	128,057	5,834,277

		9,003,404

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	73,538	3,576,153

Total Common Stocks (cost $300,202,980)		342,358,678

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 1.1%
Funds and Investment Trusts - 1.1%
Health Care Select Sector SPDR Fund (cost $2,676,703)	52,417	3,800,232

SHORT-TERM INVESTMENTS - 3.8%
Investment Companies - 3.8%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.10% (b)(c) (cost $13,794,578)	13,794,578	13,794,578

Total Investments - 100.4% (cost $316,674,261) (d)		359,953,488
Other assets less liabilities - (0.4)%		(1,414,851)

Net Assets - 100.0%		$358,538,637

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	As of March 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $43,969,731 and gross unrealized depreciation of investments was $(690,504), resulting in net unrealized appreciation of $43,279,227.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

SPDR	-	Standard & Poor’s Depository Receipt

AB Select US Equity Portfolio

March 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2015:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$342,358,678		$	– 0	–	$	– 0	–	$342,358,678
Investment Companies	3,800,232			– 0	–		– 0	–	3,800,232
Short-Term Investments:
Investment Companies	13,794,578			– 0	–		– 0	–	13,794,578

Total Investments in Securities	359,953,488			– 0	–		– 0	–	359,953,488
Other Financial Instruments**:	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$359,953,488		$	– 0	–	$	– 0	–	$359,953,488

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Select US Long/Short Portfolio

Portfolio of Investments

March 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 75.5%
Consumer Discretionary - 18.3%
Hotels, Restaurants & Leisure - 2.4%
Bloomin’ Brands, Inc.	236,714	$5,759,252
Royal Caribbean Cruises Ltd.	147,797	12,097,184
Wyndham Worldwide Corp.	245,928	22,249,106
Yum! Brands, Inc.	78,682	6,193,847

		46,299,389

Household Durables - 1.6%
Lennar Corp.-Class A	249,013	12,901,364
Mohawk Industries, Inc. (a)	31,930	5,930,997
Toll Brothers, Inc. (a)	272,474	10,719,127

		29,551,488

Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	30,509	11,352,399
Netflix, Inc. (a)	12,979	5,408,219
Priceline Group, Inc. (The) (a)	11,266	13,115,314

		29,875,932

Media - 7.8%
AMC Entertainment Holdings, Inc.-Class A	97,948	3,476,175
AMC Networks, Inc.-Class A (a)	67,847	5,199,794
CBS Corp.-Class B	157,273	9,535,462
Cinemark Holdings, Inc.	160,371	7,227,921
Comcast Corp.-Class A	267,141	15,085,452
Lions Gate Entertainment Corp.	142,360	4,828,851
Regal Entertainment Group-Class A	178,355	4,073,628
Time Warner, Inc.	558,828	47,187,437
Viacom, Inc.-Class B	117,697	8,038,705
Walt Disney Co. (The)	428,989	44,996,656

		149,650,081

Multiline Retail - 1.9%
Dollar General Corp. (a)	341,484	25,741,064
Dollar Tree, Inc. (a)	129,146	10,479,552

		36,220,616

Specialty Retail - 3.0%
AutoNation, Inc. (a)	318,285	20,475,274
Bed Bath & Beyond, Inc. (a)	52,281	4,013,874
GNC Holdings, Inc.-Class A	130,663	6,411,634
Home Depot, Inc. (The)	239,615	27,222,660

		58,123,442

		349,720,948

Financials - 13.8%
Banks - 6.7%
Citigroup, Inc.	366,069	18,859,875
JPMorgan Chase & Co.	134,466	8,145,950
US Bancorp/MN	558,959	24,409,740

Company	Shares	U.S. $ Value
Wells Fargo & Co.	1,430,542	$77,821,485

		129,237,050

Capital Markets - 1.2%
Goldman Sachs Group, Inc. (The)	125,761	23,639,295

Consumer Finance - 0.9%
Capital One Financial Corp.	208,208	16,410,955

Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc.-Class B (a)	166,239	23,991,612
McGraw Hill Financial, Inc.	250,830	25,935,822

		49,927,434

Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	134,611	12,673,626
Crown Castle International Corp.	279,801	23,094,774

		35,768,400

Real Estate Management & Development - 0.5%
Realogy Holdings Corp. (a)	190,459	8,662,075

		263,645,209

Information Technology - 11.4%
Communications Equipment - 0.3%
Cisco Systems, Inc.	196,458	5,407,506

Internet Software & Services - 3.9%
eBay, Inc. (a)	434,021	25,034,331
Facebook, Inc.-Class A (a)	127,826	10,509,215
Google, Inc.-Class C (a)	46,726	25,605,848
Pandora Media, Inc. (a)	162,462	2,633,509
Yahoo!, Inc. (a)	256,306	11,388,957

		75,171,860

IT Services - 1.5%
Cognizant Technology Solutions Corp.-Class A (a)	310,181	19,352,193
Visa, Inc.-Class A	148,490	9,712,731

		29,064,924

Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	235,721	7,370,996
NXP Semiconductors NV (a)	96,798	9,714,647

		17,085,643

Software - 0.8%
Electronic Arts, Inc. (a)	225,287	13,250,255
Take-Two Interactive Software, Inc. (a)	98,000	2,494,590

		15,744,845

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	415,775	51,734,883
EMC Corp./MA	537,445	13,737,094

Company	Shares	U.S. $ Value
Hewlett-Packard Co.	360,815	$11,242,996

		76,714,973

		219,189,751

Consumer Staples - 10.2%
Beverages - 0.2%
Monster Beverage Corp. (a)	22,572	3,123,852

Food & Staples Retailing - 6.6%
CVS Health Corp.	456,079	47,071,914
Kroger Co. (The)	855,939	65,616,284
Sysco Corp.	371,480	14,015,940

		126,704,138

Food Products - 2.5%
Boulder Brands, Inc. (a)	160,423	1,528,831
General Mills, Inc.	214,641	12,148,681
Kellogg Co.	249,723	16,469,232
Kraft Foods Group, Inc.	146,035	12,721,839
Mondelez International, Inc.-Class A	130,702	4,717,035

		47,585,618

Household Products - 0.3%
Procter & Gamble Co. (The)	74,957	6,141,976

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The)-Class A	70,893	5,895,462

Tobacco - 0.3%
Reynolds American, Inc.	85,982	5,925,020

		195,376,066

Health Care - 10.1%
Biotechnology - 1.0%
Celgene Corp. (a)	68,096	7,850,107
Gilead Sciences, Inc. (a)	112,612	11,050,615

		18,900,722

Health Care Equipment & Supplies - 2.1%
Medtronic PLC	523,918	40,860,365

Health Care Providers & Services - 2.6%
Brookdale Senior Living, Inc. (a)	184,067	6,950,370
HCA Holdings, Inc. (a)	111,423	8,382,352
McKesson Corp.	152,999	34,608,374

		49,941,096

Pharmaceuticals - 4.4%
Actavis PLC (a)	196,325	58,430,247
Johnson & Johnson	167,834	16,884,100
Mylan NV (a)	64,567	3,832,052
Pfizer, Inc.	138,727	4,826,312

		83,972,711

		193,674,894

Company	Shares	U.S. $ Value
Industrials - 5.8%
Aerospace & Defense - 4.3%
Lockheed Martin Corp.	132,350	$26,861,756
Northrop Grumman Corp.	146,713	23,614,925
United Technologies Corp.	263,102	30,835,554

		81,312,235

Airlines - 0.5%
Delta Air Lines, Inc.	229,879	10,335,360

Road & Rail - 1.0%
Union Pacific Corp.	179,139	19,402,545

		111,050,140

Energy - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Anadarko Petroleum Corp.	183,191	15,170,047
EOG Resources, Inc.	170,095	15,596,010
Marathon Petroleum Corp.	122,807	12,574,209
Occidental Petroleum Corp.	159,639	11,653,647

		54,993,913

Materials - 2.3%
Chemicals - 0.9%
Axiall Corp.	103,215	4,844,912
Ecolab, Inc.	104,235	11,922,399

		16,767,311

Containers & Packaging - 1.1%
Sealed Air Corp.	481,740	21,948,074

Paper & Forest Products - 0.3%
Louisiana-Pacific Corp. (a)	345,366	5,701,993

		44,417,378

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	276,643	13,453,149

Total Common Stocks (cost $1,427,898,021)		1,445,521,448

INVESTMENT COMPANIES - 0.7%
Funds and Investment Trusts - 0.7%
Health Care Select Sector SPDR Fund (cost $14,200,848)	197,190	14,296,275

SHORT-TERM INVESTMENTS - 25.9%
Investment Companies - 25.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (b)(c) (cost $495,656,469)	495,656,469	495,656,469

Total Investments Before Securities Sold - 102.1% (cost $1,937,755,338)		$1,955,474,192

	Shares	U.S. $ Value
SECURITIES SOLD SHORT - (5.5)%
INVESTMENT COMPANIES - (4.0)%
Funds and Investment Trusts - (4.0)%
CurrencyShares Euro Trust (a)	(70,291)	(7,430,462)
CurrencyShares Japanese Yen Trust (a)	(53,287)	(4,317,313)
Financial Select Sector SPDR Fund	(297,189)	(7,165,227)
PowerShares Senior Loan Portfolio	(1,203,122)	(28,983,209)
SPDR S&P 500 ETF Trust	(136,557)	(28,189,461)

Total Investment Companies (proceeds $76,501,784)		(76,085,672)

COMMON STOCKS - (1.5)%
Consumer Discretionary - (0.6)%
Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment Corp. (a)	(35,825)	(377,237)

Media - (0.4)%
Discovery Communications, Inc.-Class A (a)	(31,656)	(973,739)
Discovery Communications, Inc.-Class C (a)	(22,624)	(666,842)
Gannett Co., Inc.	(118,337)	(4,387,936)
Twenty-First Century Fox, Inc.-Class A	(78,107)	(2,643,141)

		(8,671,658)

Specialty Retail - (0.2)%
CarMax, Inc. (a)	(42,700)	(2,946,727)

		(11,995,622)

Information Technology - (0.6)%
Internet Software & Services - (0.3)%
Alibaba Group Holding Ltd. ADR (a)	(24,363)	(2,027,976)
CoStar Group, Inc. (a)	(13,214)	(2,614,126)
GrubHub, Inc. (a)	(37,250)	(1,690,777)

		(6,332,879)

Software - (0.3)%
SAP SE (Sponsored ADR)	(27,879)	(2,012,028)
VMware, Inc.-Class A (a)	(38,622)	(3,167,390)

		(5,179,418)

		(11,512,297)

Industrials - (0.3)%
Professional Services - (0.3)%
Robert Half International, Inc.	(82,107)	(4,969,116)

Total Common Stocks (proceeds $27,829,541)		(28,477,035)

Total Securities Sold Short (proceeds $104,331,325)		(104,562,707)

U.S. $ Value
Total Investments, Net of Securities Sold Short - 96.6% (cost $1,833,424,013) (d)	$1,850,911,485
Other assets less liabilities - 3.4% (e)	64,175,965

Net Assets - 100.0%	$1,915,087,450

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2015	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Russell 2000 Mini Index Futures	39	June 2015	$4,688,898	$4,870,710	$(181,812)

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $33,736,687 and gross unrealized depreciation of investments was $(16,249,215), resulting in net unrealized appreciation of $17,487,472.
(e)	An amount of U.S. $596,700 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2015.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor’s Depository Receipt

AB Select US Long/Short Portfolio

March 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,445,521,448		$	– 0	–	$	– 0	–	$1,445,521,448
Investment Companies	14,296,275			– 0	–		– 0	–	14,296,275
Short-Term Investments	495,656,469			– 0	–		– 0	–	495,656,469
Liabilities:
Investment Companies	(76,085,672)			– 0	–		– 0	–	(76,085,672)
Common Stocks*	(28,477,035)			– 0	–		– 0	–	(28,477,035)

Total Investments in Securities	1,850,911,485			– 0	–		– 0	–	1,850,911,485
Other Financial Instruments** :
Assets	– 0	–		– 0	–		– 0	–	– 0	–
Liabilities:
Futures	(181,812)			– 0	–		– 0	–	(181,812)

Total^	$1,850,729,673		$	– 0	–	$	– 0	–	$1,850,729,673

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 21, 2015